CONSOLIDATED STATEMENT OF CHANGES IN EQUITY CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Share capital	Other reserves	Cash flow hedge reserve	Currency translation differences	Financial Assets measured at FVOCI	Remeasure-ment of defined benefit plans	Cumulative share of OCI of equity method investees	Non-controlling interests
Equity, beginning balance at Dec. 31, 2016	€ 19,353	€ 19	€ 17,312	€ (63)	€ 2,912	€ (11)	€ (768)	€ (233)	€ 185
Capital increase	3								3
Distributions	(1)								(1)
Share-based compensation	115		115
Net profit	3,510		3,491						19
Other comprehensive income/(loss)	(1,995)			131	(1,942)	14	(84)	(119)	5
Increase (decrease) through disposal of subsidiary, equity	(87)		(64)				5		(28)
Other changes	89		67				37		(15)
Equity, ending balance (Previously stated) at Dec. 31, 2017	20,987	19	20,921	68	970	3	(810)	(352)	168
Equity, ending balance (Increase (decrease) due to changes in accounting policy) at Dec. 31, 2017	21		21
Equity, ending balance at Dec. 31, 2017	21,008	19	20,942	68	970	3	(810)	(352)	168
Capital increase	11								11
Distributions	(1)								(1)
Share-based compensation	82		82
Net profit	3,632		3,608						24
Other comprehensive income/(loss)	156			(22)	41	(4)	243	(103)	1
Other changes	15		18	(1)					(2)
Equity, ending balance (Previously stated) at Dec. 31, 2018	24,903	19	24,650	45	1,011	(1)	(567)	(455)	201
Equity, ending balance at Dec. 31, 2018	24,903	19	24,650	45	1,011	(1)	(567)	(455)	201
Equity, beginning balance (Previously stated) at Dec. 31, 2018	24,903	19	24,650	45	1,011	(1)	(567)	(455)	201
Equity, beginning balance at Dec. 31, 2018	24,903	19	24,650	45	1,011	(1)	(567)	(455)	201
Distributions	(3,085)		(3,056)						(29)
Share-based compensation	115	1	114
Net profit	6,630		6,622						8
Other comprehensive income/(loss)	57			(138)	270	6	(64)	(20)	3
Increase (decrease) through disposal of subsidiary, equity	44		(109)	(6)	97		109		(47)
Other changes	11		24	(15)					2
Equity, ending balance at Dec. 31, 2019	€ 28,675	€ 20	€ 28,245	€ (114)	€ 1,378	€ 5	€ (522)	€ (475)	€ 138